Income Taxes - Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Feb. 23, 2013	Feb. 25, 2012
Deferred tax assets:
Compensation and benefits	$ 367	$ 377
Self-insurance	20	24
Property, plant and equipment and capitalized lease assets	110	98
Loss on sale of discontinued operations	1,341
Net operating loss carryforwards	22	22
Other	104	155
Gross deferred tax assets	1,964	676
Valuation allowance	(1,358)	(12)
Total deferred tax assets	606	664
Deferred tax liabilities:
Property, plant and equipment and capitalized lease assets	(204)	(285)
Inventories	(28)	(41)
Intangible assets	(21)	(19)
Other	(19)	(3)
Total deferred tax liabilities	(272)	(348)
Net deferred tax asset	$ 334	$ 316